Loss per share (Tables)	9 Months Ended
Sep. 30, 2026
Loss per share [Abstract]
Loss Per Share

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Loss attributable to shareholders (in $’000)	(12,450)	(14,020)	(46,563)	(34,121)
Weighted average number of shares in issue	68,656,960	62,029,395	65,766,044	60,710,082
Basic and diluted loss per share (in USD)	(0.18)	(0.23)	(0.71)	(0.56)